Debentures - Breakdown (Details) R$ in Thousands	Dec. 31, 2022 BRL (R$)
Debentures
Current	R$ 84,187
Non Current	516,533
Debentures
Debentures
Current	84,187
Non Current	R$ 516,533
Debentures | Minimum
Debentures
Adjustment to interest rate (in percent)	2.65%
Debentures | Maximum
Debentures
Adjustment to interest rate (in percent)	3.50%